Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Schedule of components of provision for income taxes

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Income tax benefit	3,225,251	4,718,036	3,155,704
	3,225,251	4,718,036	3,155,704

Schedule of movement in deferred tax asset

	At 31 December
	2022	2021
	USD	USD
At 1 January	14,631,743	9,913,707
Income tax benefit	3,225,251	4,718,036
Deferred tax credit acquired through business combinations	4,104,774	—
Foreign currency adjustments	(3,252,780)	—
At 31 December	18,708,988	14,631,743

Schedule of unused tax losses

	Expire		Expire in
	within 5	Expire in	more than
	years	5-10 years	10 years	Total
	USD	USD	USD	USD
Swvl Pakistan (Private) Ltd. (Pakistan)	3,398,579	5,336,079	—	8,734,658
Swvl NBO Limited (Kenya)	—	—	2,852,254	2,852,254
Swvl Technologies Ltd. (Kenya)	—	—	3,442,662	3,442,662
Smart Way Transportation LLC (Jordan)	424,030	—	—	424,030
Swvl Saudi for Information Technology (Saudi)	—	—	619,532	619,532
Shotl Transportation, S.L. (Spain)	—	—	87,138	87,138
	3,822,609	5,336,079	7,001,586	16,160,274

Schedule of relationship between tax expense and accounting profit

	At 31 December
	2022	2021	2020
	USD	USD	USD
Loss before tax	(104,184,043)	(146,207,433)	(32,880,906)
Effect of unused losses (i)	89,628,546	124,136,838	18,855,555
ECL provision	229,940	1,096,696	510,153
Accounting depreciation	92,920	30,517	19,412
Tax depreciation	(101,812)	(25,665)	(529,565)
Taxable losses	(14,334,449)	(20,969,047)	(14,025,351)
Tax rate	22.5%	22.5%	22.50%
	(3,225,251)	(4,718,036)	(3,155,704)
(i)	Unused losses refer to the losses incurred in Swvl Inc. and UAE, since these losses are not subject to income tax. In addition, for the losses incurred in Kenya, Pakistan, Jordan, KSA and Spain, since Management believes that it is not probable that it will recover the deferred tax benefits of each respective country according as those are part of the discontinued operations or cannot be recovered given the tax rules, it was included within unused losses.